iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  — 0.6%
Verbund AG
(a)
........................... 187,811 $ 12,891,166
a
Brazil  — 6.7%
Auren Energia SA, Class ON
(b)
................ 3,809,383 8,251,290
CPFL Energia SA ......................... 2,352,202 21,410,019
Energisa SA ............................ 3,257,966 32,013,116
Engie Brasil Energia SA .................... 2,353,559 13,835,862
Equatorial SA ........................... 9,644,170 73,551,505
149,061,792
a
Canada  — 1.9%
Boralex, Inc., Class A ...................... 590,103 15,608,674
Brookfield Renewable Corp. ................. 344,927 11,510,279
Canadian Solar, Inc.
(a)(b)
..................... 955,568 14,409,965
41,528,918
a
Chile  — 0.3%
Enel Americas SA ........................ 77,572,131 7,341,298
a
China  — 22.4%
CECEP Environmental Protection Co. Ltd., Class A .. 3,857,300 3,188,055
CECEP Solar Energy Co. Ltd., Class A .......... 6,479,378 4,345,662
CECEP Wind-Power Corp., Class A ............ 10,673,602 5,585,088
China Datang Corp. Renewable Power Co. Ltd., Class
H .................................. 18,401,000 3,002,983
China Longyuan Power Group Corp. Ltd., Class H .. 38,868,000 28,597,447
China Southern Power Grid Energy Storage Co. Ltd.,
Class A .............................. 5,299,397 10,102,224
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 47,420,696 27,390,244
China Yangtze Power Co. Ltd., Class A .......... 40,461,085 174,309,023
Chongqing Three Gorges Water Conservancy &
Electric Power Co. Ltd., Class A ............. 3,172,000 3,123,221
CSI Solar Co. Ltd., Class A .................. 5,966,377 9,271,247
Dajin Heavy Industry Co. Ltd., Class A ........... 1,059,800 6,189,666
GCL System Integration Technology Co. Ltd., Class A
(b)
9,702,731 3,652,836
Ginlong Technologies Co. Ltd., Class A .......... 661,645 5,840,222
Goldwind Science & Technology Co. Ltd., Class H ... 15,961,200 19,819,264
GoodWe Technologies Co. Ltd., Class A
(b)
........ 389,554 3,581,978
Green Development Electricity Group of Tianjin Co.
Ltd., Class A .......................... 3,408,200 3,916,777
Guangxi Guiguan Electric Power Co. Ltd., Class A ... 6,478,800 10,381,321
Hainan Drinda New Energy Technology Co. Ltd., Class
A
(b)
................................. 379,820 2,263,604
Hoymiles Power Electronics, Inc., Class A
(b)
....... 202,781 2,356,239
Huaneng Lancang River Hydropower, Inc., Class A .. 15,383,557 23,055,572
JA Solar Technology Co. Ltd., Class A
(b)
.......... 5,491,952 6,104,723
Jiangsu Haili Wind Power Equipment Technology Co.
Ltd., Class A .......................... 359,364 2,254,987
Jiaze Renewables Co. Ltd. .................. 4,832,600 3,307,294
Jinko Solar Co. Ltd., Class A
(b)
................ 16,874,726 10,825,443
JinkoSolar Holding Co. Ltd., ADR .............. 640,208 9,692,749
Jinlei Technology Co. Ltd., Class A ............. 501,900 1,592,809
Jolywood Suzhou Sunwatt Co. Ltd., Class A
(b)
...... 1,820,700 1,572,206
LONGi Green Energy Technology Co. Ltd., Class A
(b)
. 12,515,800 24,060,874
Ming Yang Smart Energy Group Ltd., Class A ...... 3,749,600 6,178,856
NYOCOR Co. Ltd., Class A .................. 3,260,400 3,101,571
Risen Energy Co. Ltd., Class A
(b)
.............. 1,890,900 2,652,481
Sany Renewable Energy Co. Ltd., Class A ........ 1,647,922 3,708,391
Shanghai Aiko Solar Energy Co. Ltd., Class A
(b)
.... 3,510,914 6,419,247
Shenzhen SC New Energy Technology Corp., Class A 575,918 4,868,882
Sichuan Chuantou Energy Co. Ltd., Class A ....... 8,042,761 18,831,099
Sichuan New Energy Power Co. Ltd., Class A ...... 3,062,400 5,546,602
Security Shares Value
a
China (continued)
Suzhou Maxwell Technologies Co. Ltd., Class A .... 461,400 $ 10,155,187
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(b)
......................... 6,707,440 8,747,407
Titan Wind Energy Suzhou Co. Ltd., Class A
(b)
..... 2,978,800 2,813,449
Trina Solar Co. Ltd., Class A
(b)
................ 3,834,916 7,711,744
Windey Energy Technology Group Co. Ltd., Class A . 1,306,800 2,281,855
Wuxi Autowell Technology Co. Ltd., Class A ....... 523,524 2,934,137
Zhejiang Akcome New Energy Technology Co. Ltd.
(b)(c)
4,087,000 6
Zhejiang Provincial New Energy Investment Group Co.
Ltd., Class A .......................... 2,990,400 3,261,307
498,595,979
a
Denmark  — 5.3%
Orsted A.S.
(b)(d)
.......................... 1,624,101 36,209,900
Vestas Wind Systems A.S. .................. 3,000,117 80,755,521
116,965,421
a
Germany  — 2.1%
Nordex SE
(a)(b)
........................... 722,369 32,275,199
SMA Solar Technology AG
(b)
................. 129,705 7,958,205
Verbio SE
(b)
............................. 212,566 7,094,731
47,328,135
a
India  — 5.7%
Inox Wind Ltd.
(b)
.......................... 15,558,007 12,721,386
NHPC Ltd. ............................. 20,162,751 16,635,024
NTPC Green Energy Ltd.
(b)
.................. 6,052,968 5,711,016
Premier Energies Ltd.
(d)
..................... 1,671,222 17,890,887
ReNew Energy Global PLC, Class A
(a)(b)
.......... 847,004 5,268,365
SJVN Ltd. .............................. 5,850,010 4,204,092
Suzlon Energy Ltd.
(b)
...................... 90,159,223 45,304,296
WAAREE Energies Ltd. .................... 652,835 18,311,329
126,046,395
a
Indonesia  — 0.4%
Barito Renewables Energy Tbk PT ............. 49,556,200 9,129,623
a
Israel  — 3.4%
Doral Group Renewable Energy Resources Ltd.
(b)
... 620,679 13,987,021
Energix-Renewable Energies Ltd. .............. 918,690 6,657,278
Enlight Renewable Energy Ltd.
(a)(b)
............. 577,309 48,996,012
OY Nofar Energy Ltd.
(a)(b)
.................... 113,389 6,667,108
76,307,419
a
Italy  — 0.4%
ERG SpA .............................. 320,248 8,129,445
a
Japan  — 2.8%
Chubu Electric Power Co., Inc. ................ 3,233,500 55,988,260
RENOVA, Inc.
(a)(b)
......................... 960,700 5,578,794
61,567,054
a
New Zealand  — 0.5%
Contact Energy Ltd. ....................... 1,318,356 7,050,093
Meridian Energy Ltd. ...................... 1,499,306 5,027,598
12,077,691
a
Portugal  — 3.5%
EDP Renewables SA ...................... 1,190,516 18,473,163
EDP SA ............................... 11,689,199 60,191,209
78,664,372
a
South Korea  — 1.2%
CS Wind Corp.
(a)(b)
........................ 495,746 12,904,966
Doosan Fuel Cell Co. Ltd.
(a)(b)
................. 838,176 14,285,891
27,190,857
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Global Clean Energy ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Spain  — 1.4%
Corp ACCIONA Energias Renovables SA ......... 291,317 $ 7,293,212
Solaria Energia y Medio Ambiente SA
(b)
.......... 1,203,164 23,282,754
30,575,966
a
Taiwan  — 1.6%
Century Iron & Steel Industrial Co. Ltd. .......... 2,118,000 6,800,160
Motech Industries, Inc. ..................... 7,927,000 5,331,841
TSEC Corp.
(b)
........................... 10,657,000 7,711,242
United Renewable Energy Co. Ltd.
(b)
............ 29,626,000 14,733,953
34,577,196
a
Thailand  — 0.2%
Energy Absolute PCL, NVDR
(a)(b)
............... 64,091,600 5,576,005
a
Turkey  — 0.8%
CW Enerji Muhendislik Ticaret VE Sanayi A.S.
(b)
.... 5,808,785 4,169,210
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(b)
..... 14,552,307 11,300,384
Zorlu Enerji Elektrik Uretim A.S.
(b)
.............. 39,371,986 1,930,389
17,399,983
a
United Kingdom  — 0.5%
Ceres Power Holdings PLC
(a)(b)
................ 2,551,985 12,033,413
a
United States  — 37.7%
Array Technologies, Inc.
(a)(b)
.................. 2,509,763 13,100,963
Bloom Energy Corp., Class A
(b)
................ 750,189 154,396,398
Clearway Energy, Inc., Class C ............... 1,347,059 42,742,182
Enphase Energy, Inc.
(a)(b)
.................... 2,724,274 102,269,246
First Solar, Inc.
(b)
......................... 850,023 179,380,354
Green Plains, Inc.
(a)(b)
...................... 1,443,984 24,331,130
Nextpower, Inc., Class A
(a)(b)
.................. 1,737,374 156,137,801
Plug Power, Inc.
(a)(b)
....................... 28,837,748 59,405,761
REX American Resources Corp.
(b)
............. 186,106 8,010,002
Security Shares Value
a
United States (continued)
Shoals Technologies Group, Inc., Class A
(a)(b)
...... 3,466,759 $ 30,299,474
SolarEdge Technologies, Inc.
(a)(b)
.............. 1,257,120 51,793,344
T1 Energy, Inc.
(a)(b)
........................ 4,324,035 18,031,226
839,897,881
a
Total Long-Term Investments — 99.4%
(Cost: $2,454,627,780) ............................... 2,212,886,009
a
Short-Term Securities
Money Market Funds  —  11.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.81%
(e)(f)(g)
...................... 223,854,805 223,921,962
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(e)(f)
............................. 22,912,781 22,912,781
a
Total Short-Term Securities — 11.1%
(Cost: $246,816,764) ................................ 246,834,743
Total Investments —  110.5%
(Cost: $2,701,444,544) ............................... 2,459,720,752
Liabilities in Excess of Other Assets — (10.5)% .............. (233,076,095)
Net Assets — 100.0% ................................. $ 2,226,644,657
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 219,393,761  $ 4,523,873
(a)
$ —  $ (7,444) $ 11,772  $ 223,921,962  223,854,805  $ 275,918
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 9,363,067  13,549,714
(a)
—  —  —  22,912,781  22,912,781  143,740  —
$ —  $ (7,444) $ 11,772
$ 246,834,743
$ 419,658  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 9 09/18/26 $ 3,384 $ (23,225)
Euro STOXX 50 Index ................................................................. 17 09/18/26 1,249 15,835
MSCI Emerging Markets Index ............................................................ 65 09/18/26 5,337 (244,475)
$ (251,865)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Array Technologies, Inc. ............... BNP Paribas USD 3,116,260 08/23/27 0.40% 1D OBFR01 Monthly $ (537,527)
Array Technologies, Inc. ............... Merrill Lynch International 1,794,805 02/15/28 0.40% 1D OBFR01 Monthly (324,023)
Total long positions of equity swaps (861,550)
Net dividends and financing fees (8,388)
Total equity swap contracts including dividends and financing fees $ (869,938)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Global Clean Energy ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,280,287,081  $ 932,598,922  $ 6  $ 2,212,886,009
Short-Term Securities
Money Market Funds ....................................... 246,834,743  —  —  246,834,743
$ 1,527,121,824  $ 932,598,922  $ 6  $ 2,459,720,752
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 15,835  $ —  $ —  $ 15,835
Liabilities
Equity Contracts ............................................ (267,700) (869,938) —  (1,137,638)
$ (251,865) $ (869,938) $ —  $ (1,121,803)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
Fair Value Hierarchy as of Period End (continued)